RELATED PARTY TRANSACTIONS - Seatankers, Capesize Chartering, and United Freight Carriers (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel
CCL
Related Party Transaction [Line Items]
Number of vessels acquired			34
Average trading term			256 days
UFC
Related Party Transaction [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Vessel tonnage	50,000
Dry Bulk Carriers | Seatankers
Related Party Transaction [Line Items]
Number of vessels under commercial management	10	10
Commercial management fee revenue per day for managing vessels | $	$ 125	$ 125	$ 125